Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Cash flows from operating activities
Net income	$ 354,859	$ 227,846	$ 297,237
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	146,310	110,042	77,081
Amortization of intangible assets	4,530	3,699	1,839
Amortization of land use rights	162	263	110
Loss on disposal of property and equipment	4,866	10,685	2,032
Gain on disposal of a subsidiary		(3,627)
Goodwill impairment	0	5,245	0
Impairment loss from long-term investments	31,750	5,919	980
Realized gain from long-term investments	(407)	(26,379)	(7,366)
Loss from fair value change of long-term investments	18,451	104,636
Share-based compensation expenses	62,057	71,336	57,443
Allowance for doubtful accounts	329	146	576
Loss (gain) from equity method investments	(1,385)	2,289	379
Deferred income taxes	(8,566)	(17,273)	(14,821)
Changes in operating assets and liabilities
Accounts receivable	(1,422)	(509)	767
Inventory	(3,278)	6,032	(6,316)
Prepaid expenses and other current assets	(40,713)	(23,624)	(51,738)
Amounts due from related parties	14,106	(3,022)	4,250
Long-term deposits	(14,266)	(12,622)	(14,300)
Long-term prepaid rents	658	858	1,185
Operating lease rights-of-use assets	(170,871)
Accounts payable	82	(2,747)	13,728
Accrued expenses and other current liabilities	63,667	(18,321)	68,226
Income taxes payable	56,372	27,210	15,473
Amounts due to related parties	1,152	670	(21)
Deferred revenue	61,930	336,896	334,383
Operating lease liabilities	224,082
Net cash provided by operating activities	804,455	805,648	781,127
Cash flows from investing activities
Purchase of term deposits	(249,048)	(104,178)	(117,166)
Proceeds from maturity of term deposits	69,740	95,402	212,690
Payments for short-term investments	(2,964,402)	(3,595,634)	(1,250,239)
Proceeds from maturity of short-term investments	2,248,486	3,432,981	1,025,721
Purchase of property and equipment	(309,548)	(269,140)	(214,255)
Proceeds from disposal of property and equipment	24,477	17,238	9,812
Payments for long-term investments	(92,087)	(128,970)	(67,350)
Proceeds from disposal of long-term investments	8,480	46,956
Business acquisitions, net of cash acquired of US$12,210, US$2,697 and US$1,419 for the years ended May 31, 2018, 2019 and 2020, respectively (Note 3)	1,073	(36,367)	(999)
Purchase of land use rights		(7,738)	(5,357)
Loans provided to related parties	(7,128)	(61,155)
Repayment of loan provided to related parties	712	45,682
Disposal of subsidiaries, net of cash disposed of nil, US$12,050 and US$665 for the years ended May 31, 2018, 2019 and 2020, respectively	12,875	(9,789)
Net cash used in investing activities	(1,256,370)	(574,712)	(407,143)
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share options	3,629		1
Proceeds from issuance of ordinary shares relating to the IPO of Koolearn Holding		233,347
Cash paid for employees' individual income taxes on withheld shares from exercise of NES	(9,853)	(12,085)	(7,241)
Contingent consideration payments made after a business combination	(18,332)
Cash paid for dividend			(71,153)
Proceeds from long-term loan	20,000	96,457
Cash paid for shares repurchase		(55,962)
Capital contribution from non-controlling interests	64	20,498	93,159
Repurchase of shares from non-controlling interests	(13,370)	(15,606)	(89,647)
Net cash (used in) provided by financing activities	(17,862)	266,649	(74,881)
Effects of exchange rate changes	(29,026)	(66,123)	42,992
Net change in cash, cash equivalents and restricted cash	(498,803)	431,462	342,095
Cash, cash equivalents and restricted cash at beginning of year	1,418,227	986,765	644,670
Cash, cash equivalents and restricted cash at end of year	919,424	1,418,227	986,765
Supplement disclosure of cash flow information
Income taxes paid	135,678	75,346	57,005
Interests paid	4,665	833
Non-cash investing and financing activities
Payable for investments and acquisitions	3,917	21,962	5,420
Payable for purchase of property and equipment	$ 65,335	44,445	$ 45,590
Receivable from the disposal of a subsidiary		$ 13,760